Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	December 31,
	2018	2017
	$	$
Cash on hand and balances with banks	3,501	7,099
Interest-bearing deposits with maturities of three months or less	11,011	681
	14,512	7,780